Balance Sheet (Parentheticals) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	6 Months Ended	7 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Ordinary shares subject to possible redemption	22,925,656	22,925,656
Redemption per share price (in Dollars per share) | $ / shares	$ 10.00	$ 10.00
Preferred stock, no par value (in Dollars per share) | $ / shares	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, no par value (in Dollars per share) | $ / shares	$ 0	$ 0
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	8,824,344	8,824,344
Ordinary shares, outstanding shares	8,824,344	8,824,344